Petroleum and Natural Gas Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 3,382,621	$ 2,889,045
Trade receivable, accrued petroleum and natural gas sales
Disclosure of operating segments [line items]
Included in accounts receivable	271,100	180,300
Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,729,021	1,926,561
U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,653,600	962,484
Light oil and condensate
Disclosure of operating segments [line items]
Petroleum and natural gas sales	2,029,123	1,470,549
Light oil and condensate | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	574,910	693,043
Light oil and condensate | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,454,213	777,506
Heavy oil
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,081,549	1,102,076
Heavy oil | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,081,549	1,102,076
Heavy oil | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	0	0
NGL
Disclosure of operating segments [line items]
Petroleum and natural gas sales	145,997	120,505
NGL | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	23,174	30,847
NGL | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	122,823	89,658
Natural gas
Disclosure of operating segments [line items]
Petroleum and natural gas sales	125,952	195,915
Natural gas | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	49,388	100,595
Natural gas | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 76,564	$ 95,320